IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 74,442	$ 76,240
Total reinsured, Guarantee value	4,427	4,602
Total, net of reinsurance, Guarantee value	70,015	71,638
Total gross of reinsurance, Fund value	88,558	86,210
Total reinsured, Fund value	3,649	3,691
Total, net of reinsurance, Fund value	84,909	82,519
Total gross of reinsurance, Net Amount at risk	3,781	4,910
Total reinsured, Net Amount at risk	1,024	1,177
Total, net of reinsurance, Net Amount at risk	2,757	3,733
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	4,419	4,555
Total gross of reinsurance, Fund value	3,603	3,642
Total gross of reinsurance, Net Amount at risk	918	1,064
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	39,098	42,570
Total gross of reinsurance, Fund value	41,809	44,075
Total gross of reinsurance, Net Amount at risk	2,233	3,128
Guaranteed Minimum Accumulation Benefit 1 [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	19,820	18,463
Total gross of reinsurance, Fund value	20,226	18,945
Total gross of reinsurance, Net Amount at risk	12	8
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	63,337	65,588
Total reinsured, Guarantee value	3,788	3,917
Total gross of reinsurance, Fund value	65,638	66,662
Total reinsured, Fund value	3,102	3,157
Total gross of reinsurance, Net Amount at risk	3,163	4,200
Total reinsured, Net Amount at risk	771	895
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	11,105	10,652
Total reinsured, Guarantee value	639	685
Total gross of reinsurance, Fund value	22,920	19,548
Total reinsured, Fund value	547	534
Total gross of reinsurance, Net Amount at risk	618	710
Total reinsured, Net Amount at risk	$ 253	$ 282